Segmental reporting - Income by geographic region (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Total income		£ 21,632	£ 21,136	[1],[2]	£ 21,076	[2]
Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	21,632	21,136		21,076
United Kingdom [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	11,809	11,529		10,919
United Kingdom [member] | Income from individual countries which represent more than 5% of total income [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	11,809	11,529		10,919
Europe [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	1,754	1,617		1,984
Americas [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	7,064	7,058		7,194
Africa and middle east [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	59	43		137
Asia [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	946	889		842
United States [member] | Income from individual countries which represent more than 5% of total income [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	[3]	£ 6,939	£ 6,911		£ 7,049

[1]

During 2018, £ 351 m of certain legacy capital i nstrument funding costs were charged to Head Office, the impact of which would have been materially the same i f the charges had been included in full year 2017

[2]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[3]

The geographical analysis is now based on the location of office where the transactions are recorded, whereas it was previously based on counterparty location. The new approach is better aligned to the geo graphical view of the business following the implementation of structural reform . Prior year comparatives have been restated